Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Norbord Inc.
Entity Central Index Key	0000877365
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Amendment Description
Entity Common Stock, Shares Outstanding	81,491,183
Entity Current Reporting Status	Yes